SCHEDULE OF BASIC AND DILUTED NET LOSS PER ORDINARY SHARE COMPUTATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net loss per ordinary share
Net loss	$ (141,345)	¥ (974,898)	¥ (903,859)	¥ (425,232)
Accretion and modifications of Redeemable Convertible Preferred Shares			(4,878,652)
Numerator for basic and diluted net loss per ordinary share calculation	$ (141,345)	¥ (974,898)	¥ (5,782,511)	¥ (1,579,069)
Weighted average number of Class A and Class B ordinary shares | shares	321,885,046	321,885,046	294,793,258	85,103,964
Denominator for basic and diluted net loss per ordinary share calculation		¥ 321,885,046	¥ 294,793,258
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders, Basic | (per share)	$ (0.44)	¥ (3.03)	¥ (19.62)	¥ (18.55)
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders, Diluted | (per share)	$ (0.44)	¥ (3.03)	¥ (19.62)	¥ (18.55)